Offerings - Offering: 1	Oct. 16, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. In connection with the debt securities offered hereby, the registrant will pay “pay-as-you-go registration
fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of debt securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An indeterminate aggregate initial offering price or number of the debt securities is being registered as may from time to time be offered at indeterminate prices pursuant to this registration statement.